INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Components of Consolidated Statement of Financial Position
Total Trade receivables current	$ 158,006,474	$ 111,752,310	$ 88,784,172
Total Trade receivables Non - current		200,412	135,739
Trade receivables
Components of Consolidated Statement of Financial Position
Allowance for credit notes to be issued	(3,694,019)	(1,961,463)	(2,987,398)
Deferred checks	7,991,237	8,242,373	9,699,738
Total Trade receivables current	158,006,474	111,752,310	88,784,172
Trade debtors		200,412	135,739
Total Trade receivables Non - current		200,412	135,739
Trade receivables | Gross carrying amount
Components of Consolidated Statement of Financial Position
Trade debtors	160,269,233	111,950,965	87,709,287
Trade receivables | Loss allowance
Components of Consolidated Statement of Financial Position
Trade debtors	7,425,604	7,142,252	5,858,503
Shareholders and other related parties | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors		640,258
Joint ventures and associates | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	$ 865,627	$ 22,429	$ 221,048